Summary of significant accounting policies (The Company and basis of presentation and consolidation) (Details)										6 Months Ended
		Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Feb. 23, 2016 USD ($)	Mar. 23, 2015 USD ($)	Mar. 23, 2015 CNY (¥)	Mar. 05, 2015 CNY (¥)	Jun. 24, 2014 USD ($)	Jun. 24, 2014 CNY (¥)	Jun. 30, 2016 USD ($) item	Jun. 30, 2015 USD ($)	Jun. 30, 2016 CNY (¥) item	Jun. 21, 2016	Dec. 31, 2015 USD ($)	Mar. 05, 2015 USD ($)
Variable Interest Entity [Line Items]
Percentage of Equity Directly Attributable to the Group										90.00%		90.00%
Current assets										$ 3,496,262,602				$ 3,262,963,717
Total assets										3,764,356,360	$ 3,528,221,832			3,548,883,184
Current liabilities										1,833,644,141				1,650,882,568
Total liabilities										2,832,558,228				2,612,931,582
Revenue										612,006,836	441,783,705
Cost of revenue										(485,807,409)	(332,858,950)
Net loss										32,644,969	24,672,899
Net cash (used in)/provided by operating activities										16,478,740	(221,389,959)
Net cash used in investing activities										2,673,299	(40,737,668)
Net cash provided by financing activities										15,020,680	282,117,918
Amounts due to subsidiaries of the Group										15,080,227				0
Land Use Right Securing Long-term Bank Loan										$ 163,967,571				$ 424,058,251
Non-controlling Shareholder's Loan Due on June 30, 2016 at 11.24% [Member]
Variable Interest Entity [Line Items]
Stated rate										11.24%		11.24%
Jinan Xinyuan Wanzhuo Real Estate Co., Ltd. ("Jinan Wanzhuo") [Member]
Variable Interest Entity [Line Items]
Percentage of Equity Directly Attributable to the Group										95.00%		95.00%
Paid-up Capital								$ 48,800,000		$ 48,800,000
Percentage of equity interest acquired													5.00%
Proceeds from other debt								$ 111,700,000
Debt term								2 years	2 years
Stated rate								11.24%
Number Of Projects Under Construction | item										1		1
Zhengzhou Shengdao Real Estate Co., Ltd. ("Zhengzhou Shengdao") [Member]
Variable Interest Entity [Line Items]
Percentage of Equity Directly Attributable to the Group										80.00%		80.00%
Paid-up Capital | ¥												¥ 20,000,000
Noncontrolling owners interest (percentage)															20.00%
Debt term							2 years
Stated rate															10.984%
Number Of Projects Under Construction | item										1		1
Henan Xinyuan Quansheng Real Estate Co., Ltd. ("Henan Quansheng") [Member]
Variable Interest Entity [Line Items]
Proceeds from other debt					$ 38,100,000
Debt term					2 years	2 years
Number Of Projects Under Construction | item										1		1
Shaanxi Zhongmao Real Estate Co., Ltd. ("Shaanxi Zhongmao") [Member]
Variable Interest Entity [Line Items]
Percentage of Equity Directly Attributable to the Group				65.98%						65.98%		65.98%		51.00%
Paid-up Capital | ¥	[1]											¥ 22,500,000
Percentage of equity interest acquired		10.00%	10.00%	14.98%
Consideration for equity interest				$ 516,086
CNY [Member] | Jinan Xinyuan Wanzhuo Real Estate Co., Ltd. ("Jinan Wanzhuo") [Member]
Variable Interest Entity [Line Items]
Paid-up Capital | ¥												¥ 300,000,000
Proceeds from other debt | ¥									¥ 685,000,000
CNY [Member] | Zhengzhou Shengdao Real Estate Co., Ltd. ("Zhengzhou Shengdao") [Member]
Variable Interest Entity [Line Items]
Proceeds from other debt | ¥							¥ 526,000,000
CNY [Member] | Henan Xinyuan Quansheng Real Estate Co., Ltd. ("Henan Quansheng") [Member]
Variable Interest Entity [Line Items]
Proceeds from other debt | ¥						¥ 233,000,000
Variable Interest Entity, Primary Beneficiary [Member]
Variable Interest Entity [Line Items]
Current assets										$ 257,593,597				$ 412,763,119
Non-current assets										11,218,510				7,469,208
Total assets										268,812,107				420,232,327
Current liabilities										220,164,997				262,759,976
Non-current liabilities										452,407				66,219,046
Total liabilities										220,617,404				328,979,022
Revenue										97,735,245	47,544,639
Cost of revenue										(69,973,777)	(41,274,288)
Net loss										2,432,349	502,698
Net cash (used in)/provided by operating activities										17,690,147	(83,225,914)
Net cash used in investing activities										(4,627,334)	(5,951,126)
Net cash provided by financing activities										20,839,240	$ 98,722,047
Land Use Right Securing Long-term Bank Loan										185,765,917				289,057,933
Variable Interest Entity, Primary Beneficiary [Member] | Consolidation, Eliminations [Member]
Variable Interest Entity [Line Items]
Amounts due to subsidiaries of the Group										$ 18,973,048				$ 55,881,889
Variable Interest Entity, Primary Beneficiary [Member] | Sales Revenue, Net [Member] | RevenuesFrom Consolidated Vie [Member]
Variable Interest Entity [Line Items]
Percentage of revenue										16.00%	10.80%
Henan Xinyuan Quansheng Real Estate Co., Ltd. ("Henan Quansheng") [Member]
Variable Interest Entity [Line Items]
Percentage of Equity Directly Attributable to the Group										90.00%		90.00%
Paid-up Capital										$ 6,500,000
Noncontrolling owners interest (percentage)					10.00%	10.00%
Stated rate					11.00%	11.00%
Henan Xinyuan Quansheng Real Estate Co., Ltd. ("Henan Quansheng") [Member] | CNY [Member]
Variable Interest Entity [Line Items]
Percentage of Equity Directly Attributable to the Group										90.00%		90.00%
Paid-up Capital | ¥												¥ 40,000,000
Henan Xinyuan Shunsheng Real Estate Co., Ltd. ("Henan Shunsheng") [Member]
Variable Interest Entity [Line Items]
Percentage of Equity Directly Attributable to the Group										90.00%		90.00%
Paid-up Capital										$ 4,500,000
Noncontrolling owners interest (percentage)										10.00%		10.00%
Proceeds from other debt		$ 43,300,000
Debt term		2 years	2 years
Stated rate		9.00%	9.00%
Number Of Projects Under Construction | item										1		1
Henan Xinyuan Shunsheng Real Estate Co., Ltd. ("Henan Shunsheng") [Member] | CNY [Member]
Variable Interest Entity [Line Items]
Paid-up Capital | ¥												¥ 30,000,000
Proceeds from other debt | ¥			¥ 287,000,000
Zhengzhou Shengdao Real Estate Co., Ltd. ("Zhengzhou Shengdao") [Member]
Variable Interest Entity [Line Items]
Percentage of Equity Directly Attributable to the Group										80.00%		80.00%
Paid-up Capital										$ 3,300,000					$ 3,300,000
Noncontrolling owners interest (percentage)															20.00%
Zhengzhou Shengdao Real Estate Co., Ltd. ("Zhengzhou Shengdao") [Member] | CNY [Member]
Variable Interest Entity [Line Items]
Percentage of Equity Directly Attributable to the Group										80.00%		80.00%
Paid-up Capital | ¥												¥ 20,000,000
Jinan Xinyuan Wanzhuo Real Estate Co., Ltd. ("Jinan Wanzhuo") [Member]
Variable Interest Entity [Line Items]
Paid-up Capital | ¥												¥ 300,000,000

[1]	Acquired on February 23, 2016.